ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 6.2%
Home Furnishings - 1.9%
Somnigroup International, Inc.	33,589	$2,174,888

Homebuilding - 2.1%
DR Horton, Inc.	16,807	2,429,620

Hotels, Resorts & Cruise Lines - 2.2%
Hilton Worldwide Holdings, Inc.	7,924	2,506,202
Total Consumer Discretionary		7,110,710

Consumer Staples - 2.8%
Food Distributors - 2.8%
US Foods Holding Corp. (a)	30,666	3,215,024

Energy - 4.2%
Oil & Gas Equipment & Services - 2.5%
TechnipFMC PLC	37,376	2,920,934

Oil & Gas Exploration & Production - 1.7%
Chord Energy Corp.	13,187	1,939,940
Total Energy		4,860,874

Financials - 17.6%
Asset Management & Custody Banks - 5.3%
Victory Capital Holdings, Inc. - Class A	51,746	6,106,545

Investment Banking & Brokerage - 7.9%
Houlihan Lokey, Inc.	20,008	2,666,866
LPL Financial Holdings, Inc.	10,472	3,876,054
Marex Group Ltd.	35,694	2,587,101
		9,130,021
Regional Banks - 4.4%
Axos Financial, Inc. (a)	29,595	2,864,500
East West Bancorp, Inc.	17,946	2,276,630
		5,141,130
Total Financials		20,377,696

Health Care - 13.5%
Biotechnology - 1.8%
Neurocrine Biosciences, Inc. (a)	13,702	2,110,519

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care Facilities - 1.3%
HCA Healthcare, Inc.	3,556	$1,473,784

Health Care Services - 3.1%
CorVel Corp. (a)	15,217	1,048,147
Hinge Health, Inc. - Class A (a)	26,849	2,485,143
		3,533,290
Life Sciences Tools & Services - 5.6%
Illumina, Inc. (a)	11,912	2,544,761
Medpace Holdings, Inc. (a)	6,674	3,964,289
		6,509,050
Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (a)	7,807	1,957,059
Total Health Care		15,583,702

Industrials - 32.6% (b)
Aerospace & Defense - 3.7%
HEICO Corp. - Class A	8,378	2,045,656
Woodward, Inc.	6,425	2,183,344
		4,229,000
Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.	11,570	1,731,566

Cargo Ground Transportation - 1.7%
XPO, Inc. (a)	10,139	1,966,865

Construction & Engineering - 4.7%
API Group Corp. (a)	35,341	1,387,134
Comfort Systems USA, Inc.	2,621	4,051,070
		5,438,204
Construction Machinery & Heavy Transportation Equipment - 2.3%
Federal Signal Corp.	22,280	2,606,760

Diversified Support Services - 2.4%
Cintas Corp.	13,521	2,728,403

Electrical Components & Equipment - 4.2%
AMETEK, Inc.	11,746	2,762,307
Vertiv Holdings Co. - Class A	8,062	2,085,800
		4,848,107
Environmental & Facilities Services - 2.0%
Clean Harbors, Inc. (a)	7,484	2,359,331

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 1.7%
Mueller Industries, Inc.	31,712	$1,979,146

Research & Consulting Services - 3.7%
CACI International, Inc. - Class A (a)	3,449	2,148,761
UL Solutions, Inc.	28,794	2,145,729
		4,294,490
Trading Companies & Distributors - 4.7%
Ferguson Enterprises, Inc.	9,518	2,136,886
United Rentals, Inc.	3,230	3,352,740
		5,489,626
Total Industrials		37,671,498

Information Technology - 19.0%
Application Software - 1.9%
Descartes Systems Group, Inc. (a)	27,401	2,209,617

Electronic Equipment & Instruments - 1.4%
OSI Systems, Inc. (a)	7,623	1,584,898

Internet Services & Infrastructure - 4.7%
Okta, Inc. (a)	15,967	2,762,930
Twilio, Inc. - Class A (a)	11,147	2,626,567
		5,389,497
Semiconductor Materials & Equipment - 1.8%
Onto Innovation, Inc. (a)	7,786	2,080,497

Semiconductors - 1.8%
Monolithic Power Systems, Inc.	1,656	2,099,427

Systems Software - 2.1%
Fortinet, Inc. (a)	14,211	2,429,086

Technology Distributors - 2.3%
TD SYNNEX Corp.	10,801	2,731,033

Technology Hardware, Storage & Peripherals - 3.0%
Hewlett Packard Enterprise Co.	66,057	3,450,818
Total Information Technology		21,974,873

Materials - 3.4%
Specialty Chemicals - 3.4%
Element Solutions, Inc.	44,837	1,593,507

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
International Flavors & Fragrances, Inc.	26,941	$2,325,817
Total Materials		3,919,324
TOTAL COMMON STOCKS (Cost $96,064,049)		114,713,701

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.59% (c)	785,672	785,672
TOTAL MONEY MARKET FUNDS (Cost $785,672)		785,672

TOTAL INVESTMENTS - 100.0% (Cost $96,849,721)		$115,499,373
Other Assets in Excess of Liabilities - 0.0% (d)		5,728
TOTAL NET ASSETS - 100.0%		$115,505,101

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT MID CAP ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Argent Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$114,713,701	$—	$—	$114,713,701
Money Market Funds	785,672	—	—	785,672
Total Investments	$115,499,373	$—	$—	$115,499,373

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.